Taxation - Reconciliation between statutory tax and income tax (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ (2,992,228)	$ 508,303
Tax rate	25.00%	25.00%
Provision for income taxes at statutory tax rate	$ (748,057)	$ 127,076
Effect of tax-exempt entity	311,599	411,016
Effect of previous year tax filing	2,481	1,306
Effect of non-tax deductible expenses	55,935	12,269
Effect of tax loss recognized	369,930
Income tax expense	(8,112)	$ 551,667
Deferred tax assets	365,930
Total	$ 365,930